LOOMIS SAYLES FUNDS II

October 4, 2019

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated October 1, 2019, for Loomis Sayles Small/Mid Cap Growth Fund, a series of Loomis Sayles Funds II, do not differ from those which are contained in Post-Effective Amendment No. 90 that was filed electronically on September 30, 2019.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary